DEFERRED REVENUE - PARTICIPATION AGREEMENTS: Schedule of License Co-Development Participation Agreements (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Schedule of License Co-Development Participation Agreements

Agreement #	Date of Funding	Amount Funded	Warrants	Term	Exercise Price	Revenue Share	Minimum Payment Threshold	Buy- back Premium % pre-18 mos.	Buy- back Premium % post 18 mos.
1	Apr 13, 2020	$100,000	300,000	5 Years	$0.12	1.50%	-	40%	40%
2	Apr 13, 2020	150,000	450,000	5 Years	0.12	2.25%	-	40%	40%
3	Apr 13, 2020	150,000	450,000	5 Years	0.12	2.25%	-	40%	40%
4	May 7, 2020	250,000	750,000	5 Years	0.12	3.75%	-	40%	40%
5	Jun 1, 2020	275,000	825,000	5 Years	0.11	4.13%	$82,500	40%	50%
6	Jun 3, 2020	225,000	675,000	5 Years	0.11	3.38%	67,500	40%	50%
7	Jul 8, 2020	100,000	300,000	5 Years	0.12	1.50%	30,000	40%	50%
8	Aug. 24, 2020	125,000	375,000	5 Years	0.12	1.88%	37,500	40%	50%
9	Sept. 14, 2020	150,000	450,000	5 Years	0.12	2.25%	45,000	40%	50%
10	Sept. 15, 2020	50,000	150,000	5 Years	0.12	0.75%	15,000	40%	50%
11	Sept. 15, 2020	50,000	150,000	5 Years	0.12	0.75%	15,000	40%	50%
12	Sept. 25, 2020	300,000	450,000	5 Years	0.12	4.50%	420,000	40%	50%
13	Oct. 8, 2020	500,000	1,500,000	5 Years	0.12	7.50%	150,000	40%	40%
14	Oct. 4, 2020	100,000	30,000	5 Years	0.12	1.50%	30,000	40%	40%
15	Oct. 8, 2020	250,000	750,000	5 Years	0.12	3.75%	75,000	40%	40%
16	Oct. 9, 2020	50,000	150,000	5 Years	0.12	0.75%	15,000	40%	40%
17	Dec. 16, 2020	10,000	30,000	5 Years	0.14	0.15%	3,000	40%	50%
18	Jan. 22, 2021	40,000	120,000	5 Years	0.14	0.60%	12,000	40%	50%
19	Jan. 25, 2021	40,000	120,000	5 Years	0.14	0.06%	12,000	40%	50%
20	Jan. 27, 2021	25,000	75,000	5 Years	0.14	0.38%	7,500	40%	50%
		$2,940,000	8,370,000			44.10%	$1,017,000